Leases	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Leases [Abstract]
Leases

Note 8. Leases

After the initial adoption of Accounting Standards Codification Topic 842 (“ASC 842”), on an on-going basis, the Company evaluates all contracts upon inception and determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If a lease is identified, the Company will apply the guidance from ASC 842 to properly account for the lease.

Operating Leases

On November 23, 2020, the Company entered into a lease agreement, pursuant to which the Company permanently leased approximately 8,051 square feet of lab and office space (the “Permanent Lease”) in San Diego once certain tenant improvements were completed by the landlord and the premises were ready for occupancy. Additionally, on November 17, 2021, the Permanent Lease was amended to add an additional 2,892 square feet of office space in the same building. The Permanent Lease commenced on December 17, 2021 and is intended to serve as the Company’s permanent premises for approximately sixty-two months. Monthly rental payments will be approximately $40,800 with 3% annual escalators.

The Company determined that the Permanent Lease is considered an operating lease under ASC 842, and therefore upon the lease commencement date of December 17, 2021, recognized lease liabilities and corresponding right-of-use assets of $2.3 million. The Company records operating lease expense on a straight-line basis over the life of the lease (referred to as “operating lease expense”). Variable lease expenses associated with the Company’s leases, such as payments for additional monthly fees to cover the Company’s share of certain facility expenses (common area maintenance) are expensed as incurred.

The table below summarizes the Company’s lease liabilities and corresponding right-of-use assets as of December 31, 2023 (in thousands except the year and percentage):

December 31, 2023
ASSETS
Operating lease right-of-use assets	$1,403
Total lease right-of-use assets	$1,403

LIABILITIES
Current
Operating lease liability	$502
Noncurrent
Operating lease liability, net of current portion	$999
Total lease liabilities	$1,501

Weighted average remaining lease term:	3.08
Weighted average discount rate:	6%

Variable lease expense was approximately $39,000 and $114,000 for the three and nine months ended December 31, 2023, respectively, and approximately $34,000 and $110,000 for the three and nine months ended December 31, 2022, respectively. Operating lease expense was approximately $125,000 and $377,000 for the three and nine months ended December 31, 2023, respectively, and approximately $114,000 and $373,000 for the three and nine months ended December 31, 2022, respectively.

Cash flows associated with the Company’s operating lease for the three and nine months ended December 31, 2023, were approximately $125,000 and $377,000, respectively, and approximately $59,000 and $304,000 for the three and nine months ended December 31, 2022, respectively.

Future lease payments relating to the Company’s operating lease liabilities as of December 31, 2023, are as follows (in thousands):

Fiscal year ending March 31, 2024	$129
Fiscal year ending March 31, 2025	523
Fiscal year ending March 31, 2026	538
Fiscal year ending March 31, 2027	460
Total future lease payments	1,650
Less: Imputed interest	(149)
Total lease obligations	1,501
Less: Current obligations	(502)
Noncurrent lease obligations	$999

Note 7. Leases

After the initial adoption of ASC 842, on an on-going basis, the Company evaluates all contracts upon inception and determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of identified asset in exchange for consideration over a period of time. If a lease is identified, the Company will apply the guidance from ASC 842 to properly account for the lease.

Operating Leases

From October 2019 to July 2021, the Company rented office space in Solana Beach, California. This agreement was a month-to-month contract and could be terminated at-will by either party at any time. As such, the Company concluded that this agreement did not contain a lease and was expensed as incurred (referred to as “rent expense”). Monthly rental payments were approximately $4,000 per month.

On November 23, 2020, the Company entered into two lease agreements, pursuant to which the Company temporarily leased approximately 3,212 square feet of lab and office space (the “Temporary Lease”) in San Diego and permanently leased approximately 8,051 square feet of office space (the “Permanent Lease”) in San Diego once certain tenant improvements for the Company’s permanent premises were completed by the landlord and the premises were ready for occupancy. Additionally, on November 17, 2021, the Permanent Lease was amended to add an additional 2,892 square feet of office space in the same building. The Temporary Lease commenced on November 27, 2020 and served as temporary premises until the Permanent Lease was ready for occupancy. The Permanent Lease commenced on December 17, 2021 and is intended to serve as the Company’s permanent premises for approximately sixty-two months. Monthly rental payments are approximately $40,900 with 3% annual escalators.

The Company determined that the Temporary Lease is considered a short term lease under ASC 842 and therefore elected an accounting policy for short term leases to recognize lease payments as an expense on a straight-line basis over the lease term (referred to as “short term lease expense”). Variable lease expenses related to the short term lease, such as payments for additional monthly fees to cover the Company’s share of certain facility expenses (common area maintenance, or CAM) are expensed as incurred.

The Company determined that the Permanent Lease is considered an operating lease under ASC 842, and therefore upon the lease commencement date of December 17, 2021, recognized lease liabilities and corresponding right-of-use assets of $2.3 million. The Company aggregates all lease and non-lease components for each class of underlying assets into a single lease component. As the Permanent Lease did not have a discount rate implicit in the lease, the Company estimated its incremental borrowing rate to discount the lease payments based on information available at the lease commencement. The Company records operating lease expense on a straight-line basis over the life of the lease (referred to as “operating lease expense”). Variable lease expenses associated with the Company’s leases, such as payments for additional monthly fees to cover the Company’s share of certain facility expenses (common area maintenance, or CAM) are expensed as incurred.

The table below summarizes the Company’s lease liabilities and corresponding right-of-use assets as of March 31, 2023 (in thousands):

March 31, 2023
ASSETS
Operating lease right-of-use assets	$1,705
Total lease right-of-use assets	$1,705

LIABILITIES
Current
Operating lease liability	$492
Noncurrent
Operating lease liability, net of current portion	$1,313
Total lease liabilities	$1,805

Weighted average remaining lease term:	3.83 years
Weighted average discount rate:	6%

The Company recorded rent expense of approximately zero and $18,000 for the years ended March 31, 2023 and 2022, respectively. Variable lease expense was approximately $146,000 and $59,000 for the years ended March 31, 2023 and 2022, respectively. Short term lease expense was approximately zero and $117,000 for the years ended March 31, 2023 and 2022, respectively. Lastly, operating lease expense was approximately $499,000 and $172,000 for the years ended March 31, 2023 and 2022, respectively.

Cash outflows associated with the Company’s operating lease for the years ended March 31, 2023 and 2022 were $430,000 and $183,000, respectively.

Future lease payments relating to the Company’s operating lease liabilities as of March, 31, 2023 are as follows (in thousands):

Fiscal year ending March 31, 2024	$508
Fiscal year ending March 31, 2025	523
Fiscal year ending March 31, 2026	538
Fiscal year ending March 31, 2027	460
Thereafter	—
Total future lease payments	2,029
Less: Imputed Interest	(224)
Total lease obligations	1,805
Less: Current obligations	(492)
Noncurrent lease obligations	$1,313